UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended: 12/31/05
                                               --------

Check here if Amendment [ ]; Amendment Number: ---------

  This Amendment (Check only one.):[ ] is a restatement.

                                   [X] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name: Income Research & Management

Address: Two International Place
         -------------------------
         23rd floor
         -------------------------
         Boston, MA 02110-4106
         -------------------------


Form l3F File Number: 28-10329
                         -----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:  Christina Gaughran
       ------------------------------
Title: Vice President
       ------------------------------

Phone: (617) 330-9333
       ------------------------------



Signature, Place, and Date of Signing:



 /s/ Christina Gaughran               Boston, MA             1/10/2006
-----------------------               ----------             ---------

      {Signature]                    [City, State]             [Date]



Report Type (Check only one.):

[X] l3F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:           0
                                        ----------
Form 13F Information Table Entry Total:     49
                                        ----------
Form 13F Information Table Value Total:   279,681
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.


None

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
                                                                                                                    COLUMN 8
COLUMN 1                  COLUMN 2          COLUMN 3   COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP      MARKET    SHRS OR  SH/  PUT/ INVESTMENT   OTHER    ------------------------
                                                       X ($1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
JOHNSON & JOHNSON         SDCV             02261WAB5   12,412.13   15,045  PRN   P     SOLE      NONE      0      0       NONE
AMERICAN INTL GROUP       DBCV 11/0        026874AP2   13,244.36   19,585  PRN   P     SOLE      NONE      0      0       NONE
BOEING                    COM              97023105      66.73       950   SH          SOLE      NONE      0      0       NONE
BRISTOL-MYER              DBCV 9/1         110122AN8   7,362.53     7,460  PRN   P     SOLE      NONE      0      0       NONE
CSX CORP                  DBCV 10/3        126408GA5   13,150.35   13,770  PRN   P     SOLE      NONE      0      0       NONE
CENDANT                   COM              151313103     48.30      2,800  SH          SOLE      NONE      0      0       NONE
CHIRON CORP               DBCV 1.625% 8/0  170040AG4   9,541.52     9,645  PRN   P     SOLE      NONE      0      0       NONE
CITIGROUP                 COM              172967101     66.97      1,380  SH          SOLE      NONE      0      0       NONE
COMCAST CORP              CL A             20030N101     51.92      2,000  SH          SOLE      NONE      0      0       NONE
CORNING                   COM              219350105     31.46      1,600  SH          SOLE      NONE      0      0       NONE
DANAHER CORP              NOTE 1/2         235851AF9   2,640.32     3,215  PRN   P     SOLE      NONE      0      0       NONE
DIAMOND OFFSHORE DRILLING SUB DB CONV      25271CAE2   7,867.78     5,485  PRN   P     SOLE      NONE      0      0       NONE
WALT DISNEY               Note 2.125% 4/1  254687AU0   17,955.19   17,875  PRN   P     SOLE      NONE      0      0       NONE
DOMINION RESOURCES        NOTE 2.125%12/1  25746UAT6   5,400.18     4,950  PRN   P     SOLE      NONE      0      0       NONE
DUKE ENERGY               NOTE 1.75% 5/1   264399EJ1   6,648.45     5,702  PRN   P     SOLE      NONE      0      0       NONE
GENERAL MOTORS (sh)       DEB SR CONV B    370442733   4,336.81    291,550 SH    P     SOLE      NONE      0      0       NONE
INTL PAPER                DBCV 6/2         460146BM4   5,651.76    10,115  PRN   P     SOLE      NONE      0      0       NONE
RUSSELL 2000              COM              464287655     66.70      1,000  SH          SOLE      NONE      0      0       NONE
LIBERTY MEDIA             COM              530718105     23.61      3,000  SH          SOLE      NONE      0      0       NONE
LOCKHEED MARTIN 2033      DBCV 8/1         539830AP4   12,667.73   11,820  PRN   P     SOLE      NONE      0      0       NONE
LOWES COMPANIES           NOTE .861% 10/1  548661CG0   14,554.05   12,528  PRN   P     SOLE      NONE      0      0       NONE
MERCK                     COM              589331107     57.26      1,800  SH          SOLE      NONE      0      0       NONE
MERRILL 2032              NOTE 3/1         590188W46   17,394.60   16,410  PRN   P     SOLE      NONE      0      0       NONE
MERRILL-KR                MTNF 1% 2/1      59018SZ23   4,148.16     4,175  PRN         SOLE      NONE      0      0       NONE
MILACRON INC              COM              598709103     8.70       6,904  SH          SOLE      NONE      0      0       NONE
MOTOROLA                  COM              620076109    115.21      5,100  SH          SOLE      NONE      0      0       NONE
SPRINT                    NOTE 5.25% 1/1   65332VAY9   10,961.00   10,715  PRN         SOLE      NONE      0      0       NONE
NORTHROP                  COM              666807102     99.18      1,650  SH          SOLE      NONE      0      0       NONE
PMI GROUP INC             DBCV 3.875% 11/  69344MAE1    155.85       150   PRN   P     SOLE      NONE      0      0       NONE
PPL ENERGY                NOTE 2.625% 5/1  69352JAE7   7,037.01     5,860  PRN   P     SOLE      NONE      0      0       NONE
PFIZER INC                COM              717081103     64.13      2,750  SH          SOLE      NONE      0      0       NONE
QWEST COMMUNICATIONS      COM              749121109     50.85      9,000  SH          SOLE      NONE      0      0       NONE
RITE AID                  COM              767754104     27.37      7,865  SH          SOLE      NONE      0      0       NONE
SALLIE MAE 2035           DBCV 7/2         78442PAC0   11,045.26   10,710  PRN   R     SOLE      NONE      0      0       NONE
S&P 500                   UNIT SER 1       78462F103     49.77       400   SH          SOLE      NONE      0      0       NONE
SCHLUMBERGER SER B        DBCV 3.875% 11/  806857AD0   2,223.96     1,715  PRN   P     SOLE      NONE      0      0       NONE
SOLECTRON                 COM              834182107     7.32       2,000  SH          SOLE      NONE      0      0       NONE
SUN MICROSYSTEMS          COM              866810104     8.38       2,000  SH          SOLE      NONE      0      0       NONE
MMM COMPANY               NOTE 11/2        88579YAB7   12,857.72   14,425  PRN   P     SOLE      NONE      0      0       NONE
TIME WARNER               COM              887317105     61.04      3,500  SH          SOLE      NONE      0      0       NONE
TRANSOCEAN SEDCO          DBCV 1.5% 5/1    893830AD1   4,843.46     4,545  PRN   P     SOLE      NONE      0      0       NONE
TRIBUNE-TWX (sh)          SB DB EXCH2%29   896047305   7,994.22    107,305 SH          SOLE      NONE      0      0       NONE
TYCO INTL GROUP           DBCV 2.75% 1/1   902118BF4   2,302.08     1,800  PRN   P     SOLE      NONE      0      0       NONE
TYCO                      COM              902124106     98.12      3,400  SH          SOLE      NONE      0      0       NONE
US BANCORP                DBCV 8/2         902973AK2   1,348.76     1,360  PRN   R     SOLE      NONE      0      0       NONE
VERIZON GLOBAL            NOTE 5/1         92344GAN6   18,855.24   30,037  PRN   P     SOLE      NONE      0      0       NONE
WACHOVIA CORP             COM              929903102     75.33      1,425  SH          SOLE      NONE      0      0       NONE
WASTE MANAGEMENT          COM              94106L109    106.23      3,500  SH          SOLE      NONE      0      0       NONE
WELLS FARGO 2033          DBCV 5/0         949746FA4   43,895.92   44,010  PRN   R     SOLE      NONE      0      0       NONE
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